Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users	¥ 10,174	$ 1,455	¥ 10,223
Accrued liabilities related to customers incentive program	3,852	551	3,949
Accrued professional service fees	6,398	915	4,663
Accrued advertising expenses	9,212	1,317	11,960
Deposits received from suppliers	48,689	6,962	65,019
Accrued operating expenses	6,945	993	19,193
Advanced payment from banks	7,032	1,006	11,608
Discounted bank acceptance notes	100,000	14,300	180,000
Others	12,086	1,727	15,419
Total	¥ 204,388	$ 29,226	¥ 322,034